Note 18 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2015
Accrued bonus	$3,612,689	$4,825,633
Accrued professional service fees	760,780	416,676
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	945,471	2,219,300
Accrued raw data cost	762,492	1,285,418
Accrued bandwidth cost	127,650	38,527
Accrued welfare benefits	72,160	61,594
Amount payable related to business restructure (Note 4)	360,520	-
Advances related to disposal of subsidiaries (i)	-	5,081,927
Accrued sales service fees	491,981	578,910
Others	1,642,308	1,085,757
	$8,837,734	$15,655,425